Fees Summary	Aug. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 93,350,000
Total Fee Amount	12,891.64
Total Offset Amount	0
Net Fee	$ 12,891.64
Offset Table N/A	N/A